Expense Example, No Redemption	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein All Asset Strategy Fund Class I 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class A 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class C 10 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 1 Year	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 3 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 5 Years	Prospectus #1 Eaton Vance Richard Bernstein Equity Strategy Fund Class I 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class A 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class C 10 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 1 Year	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 3 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 5 Years	Prospectus #2 Eaton Vance Greater China Growth Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class A 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class C 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class I 10 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 1 Year	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 3 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 5 Years	Prospectus #3 Eaton Vance Worldwide Health Sciences Fund Class R 10 Years
USD ($)	661	948	1,256	2,127	219	676	1,159	2,303	118	368	638	1,409	648	907	1,185	1,978	205	634	1,088	2,155	104	325	563	1,248	663	954	1,266	2,148	221	682	1,169	2,323	120	375	649	1,432	637	876	1,134	1,870	194	602	1,036	2,048	93	292	508	1,130	144	448	775	1,701